Voya MidCap Opportunities Portfolio Investment Objectives and Goals - Voya MidCap Opportunities Portfolio	Dec. 31, 2024
Prospectus [Line Items]
Risk/Return [Heading]	Voya MidCap Opportunities Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Portfolio seeks long-term capital appreciation.